DEBT AND CREDIT SOURCES	12 Months Ended
Jan. 02, 2022
Debt Disclosure [Abstract]
DEBT AND CREDIT SOURCES	DEBT AND CREDIT SOURCES
Convertible debt
On July 17, 2020, Maxeon issued $200.0 million aggregate principal amount of its 6.5% Green Convertible Senior Notes due 2025 (“Green Convertible Notes”), if not earlier repurchased or converted. The Green Convertible Notes are senior, unsecured obligations of Maxeon and will accrue regular interest at a rate of 6.5% per annum, payable semi-annually in arrears on January 15 and July 15 of each year, beginning on January 15, 2021. Upon satisfaction of the relevant conditions, the Green Convertible Notes will be convertible into Maxeon shares at an initial conversion price of $18.19 per share and an initial conversion rate of 54.9611 Maxeon shares for $1,000 principal amount of Green Convertible Notes. The conversion rate and conversion price will be subjected to adjustment in specified circumstances. We will settle conversions by paying or delivering, as applicable, cash, Maxeon shares or a combination of cash and Maxeon shares, at our election. The Green Convertible Notes will be also redeemable, in whole or in part, at a cash redemption price equal to their principal amount, plus accrued and unpaid interest, if any, at Maxeon’s option at any time, and from time to time, on or after July 17, 2023 and on or before the 60th scheduled trading day immediately before the maturity date, but only if the last reported sale price per ordinary share of Maxeon exceeds 130% of the conversion price for a specified period of time. In addition, the Green Convertible Notes will be redeemable, in whole and not in part, at a cash redemption price equal to their principal amount, plus accrued and unpaid interest, if any, at Maxeon’s option in connection with certain changes in tax law. Upon the occurrence of a fundamental change (as defined in the Indenture), noteholders may require Maxeon to repurchase their Green Convertible Notes for cash. The repurchase price will be equal to the principal amount of the Green Convertible Notes to be repurchased, plus accrued and unpaid interest, if any, to, but excluding, the applicable repurchase date. The Green Convertible Notes is classified as a financial instrument that has both an equity and liability component. The liability component is recorded at fair value on initial recognition with the residual accounted for in equity. Subsequently, the liability portion is recorded at amortized cost.
As at January 2, 2022 and January 3, 2021, the net carrying amount of the liability component of the Green Convertible Notes was $145.8 million and $135.1 million respectively, recorded in “Convertible debt” on the Consolidated Balance Sheets. The carrying amount of the equity component of the Green Convertible Notes was $52.2 million, recorded in “Additional paid-in capital” on the Consolidated Balance Sheets. The fair value of the Green Convertible Notes was $218.5 million and $325.1 million respectively, determined using Level 2 inputs based on market prices as reported by an independent pricing source and the face value of the debt is $200.0 million. Included in the net carrying amount of the Green Convertible Notes as at January 2, 2022 and January 3, 2021 respectively, is the unamortized discount of $45.5 million and $53.8 million, to be amortized over a term of the note until 2025, based on an effective interest rate of 15.7% and the unamortized debt issuance cost of $8.7 million and $11.1 million. For fiscal year 2021 and 2020, the total interest expense arising from the convertible note that is recorded in the Consolidated and Combined Statements of Operation is $23.7 million and $10.4 million respectively.

As at January 2, 2022 , the if-converted value of the Green Convertible Notes is below the outstanding principal amount by $47.2 million while as at January 3, 2021 , the if-converted value exceeds the outstanding principal amount by $111.9 million.
Physical Delivery Forward
On July 17, 2020 and in connection with the issuance of the Green Convertible Notes, the Company entered into a privately negotiated forward-starting physical delivery forward transaction (the “Physical Delivery Forward”) with Merrill Lynch International (the “Physical Delivery Forward Counterparty”), with respect to approximately $60.0 million worth of ordinary shares (the “Physical Delivery Maxeon Shares”), pursuant to which the Physical Delivery Forward Counterparty agreed to deliver the Physical Delivery Maxeon Shares to Maxeon or a third-party trustee designated by Maxeon for no consideration at or around the maturity of the Green Convertible Notes subject to the conditions set forth in the agreements governing the Physical Delivery Forward. The Physical Delivery Forward became effective on the first day of the 15 consecutive trading days commencing on September 9, 2020 and ended on September 29, 2020 (the “Note Valuation Period”).
The Company filed a registration statement on Form F-3 with the SEC on September 2, 2020. On September 9, 2020, Maxeon filed a final prospectus supplement related to the offering of up to $60.0 million of its ordinary shares in connection with the Physical Delivery Forward. Up to Note Valuation date on September 29, 2020, we issued and sold $58.5 million out of the approximately $60.0 million worth of shares in the Physical Delivery Forward, representing 3.8 million shares issued with the weighted average underwritten price of $15.40. During the Note Valuation Period, the Physical Delivery Forward was a liability classified financial instrument that is remeasured to fair value as it represents a net cash settled provision that is akin to an obligation to repurchase the Company's stock. At the end of the Note Valuation Period, the carrying amount of the Physical Delivery Forward was $64.1 million and a gain of $8.5 million was recorded in Other (expense) income, net in the Consolidated and Combined Statements of Operations. The fair value of the Physical Delivery Forward was affected by the Company’s share price and other factors impacting the valuation model. This was subsequently reclassified to equity after remeasurement, at the end of the Note Valuation Period, and thereafter will not be subsequently remeasured.

Prepaid Forward
On July 17, 2020 and in connection with the issuance of the Green Convertible Notes, Maxeon entered into a privately negotiated forward-starting forward share purchase transaction (the “Prepaid Forward”) with Merrill Lynch International (the “Prepaid Forward Counterparty”), pursuant to which Maxeon will repurchase approximately $40.0 million worth of ordinary shares, subject to the conditions set forth therein, including receipt of required shareholder approvals on an annual basis.
The Prepaid Forward became effective on the first day of the Note Valuation Period. The number of ordinary shares of Maxeon to be repurchased under the Prepaid Forward is determined based on the arithmetic average of the volume-weighted average prices per ordinary share of Maxeon over the Note Valuation Period, subject to a floor price and subject under Singapore law to a limit in aggregate of no more than 20% of the total number of ordinary shares in Maxeon’s capital as of the date of the annual shareholder repurchase approval (calculated together with the number of ordinary shares to be repurchased in connection with the Physical Delivery Forward), and Maxeon will prepay the purchase price for the Prepaid Forward in cash using a portion of the net proceeds from the sale of the Green Convertible Notes. Under the terms of the Prepaid Forward, the Prepaid Forward Counterparty will be obligated to deliver the number of ordinary shares of Maxeon underlying the transaction to Maxeon which is 2.5 million shares, or pay cash to the extent Maxeon fails to provide to Prepaid Forward Counterparty evidence of a valid shareholder authorization, on or shortly after the maturity date of the Green Convertible Notes, subject to the ability of the Prepaid Forward Counterparty to elect to settle all or a portion of the transaction early.
The Prepaid Forward is classified as an asset and remeasured to fair value at the end of each reporting period, with changes in fair value booked in earnings as the contract includes provisions that could require cash settlement. As of January 2, 2022 and January 3, 2021, the carrying amount of the Prepaid Forward is $32.3 million and $66.7 million respectively, and is recognized as “Other long-term assets” in the Consolidated Balance Sheets. The remeasurement to fair value for fiscal year 2021 and 2020 was a loss of $34.5 million and a gain of $29.7 million respectively, recorded as Other (expense) income, net in the Consolidated and Combined Statements of Operations. The fair value of the Prepaid Forward is affected by the Company’s share price and other factors impacting the valuation model.
Other Debt and Credit Sources
In June 2018, SunPower entered into a Revolving Credit agreement which entitles us to an uncommitted, on demand import and export combined financing of $50.0 million through Standard Chartered Bank Malaysia Berhad at a 1.5% per annum over LIBOR interest rate over a maximum financing tenor of 90 days. As at January 2, 2022 and January 3, 2021, the outstanding amount and face value of this outstanding debt was $24.7 million and $47.7 million respectively. The total amount is recorded in “Short-term debt” on the Consolidated Balance Sheets and matures in fiscal year 2022 and 2021 respectively. During the fiscal years 2021 and 2020, the Company recorded interest expense of $0.5 million and $1.0 million, respectively, related to this debt, which is reported as interest expense on the Consolidated and Combined Statements of Operations.
On July 14, 2020, certain of our subsidiaries entered into the following debt facilities with a syndicate of lenders (the “Bank Facilities”):
•a $55.0 million term loan facility available to SunPower Philippines Manufacturing Ltd. (the “Philippines Term Loan”), which is a subsidiary of Maxeon;
•a $50.0 million working capital facility available to Maxeon (the “Singapore Working Capital Facility”); and
•$20.0 million term loan facility available to Maxeon (the “Singapore Term Loan” and, together with the Philippines Term Loan, the “Term Loans”).
The Singapore Working Capital Facility, which had interest at a rate of LIBOR plus 3.75% per annum, was available to be drawn through the date falling one month prior to the Termination Date. The Term Loans were available to be drawn by the relevant borrowers for a period of twelve months after the Spin-off and would have been repayable, in equal quarterly installments over the 18-month period preceding the applicable maturity date. The Term Loans which had interest at a rate of LIBOR plus 3.90% per annum was subjected to incremental adjustment as below, provided we meet all conditions stipulated for the Term loans of:
•0.5% per annum from July 14, 2020 to the date falling 90 days after fulfilling the initial conditions; and
•0.75% per annum thereafter.
As of January 3, 2021, the Company recorded the related debt issuance cost of $9.2 million, in “Prepaid expense and other current assets” on the Consolidated Balance Sheets and the Bank Facilities were undrawn. The availability period for the draw down of the Term Loans expired in August 2021 and the Company terminated the Singapore Working Capital Facility and Term Loans in September 2021 and November 2021 respectively, in each case without penalty and with payment of all outstanding fees. As of January 2, 2022, the global collateral package was in the process of being released, and as of the date of the consolidated financial statements, the lenders executed a deed of release for the global collateral package and the final release of the collateral is pending release by the local authorities.
In connection with the termination of the Bank Facilities, a loss on extinguishment of debt of $5.1 million was recognized in fiscal year 2021. The charge to earnings from the debt issuance cost was $2.6 million and $1.7 million for fiscal year 2021 and 2020 respectively, which is reported as “Interest expense” on the Consolidated and Combined Statements of Operations.